Provisions - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Balances at beginning of year	€ 14,489	€ 14,459	€ 14,494
Net inclusion of entities in the Group	(30)	1,754	28
Additions charged to income	2,493	3,344	2,790
Provision for pension interest expense	186	198	201
Staff costs	84	88	81
Extraordinary provisions	2,223	3,058	2,508
Addition	5,301	4,727	3,651
Release	(3,078)	(1,669)	(1,143)
Other additions arising from insurance contracts linked to pensions	(7)	(7)	(3)
Changes in value recognized in equity	(482)	369	1,275
Payments to pensioners and pre-retirees with a charge to internal provisions	(957)	(853)	(970)
Benefits paid or payable		(260)	(20)
Insurance premiums paid	(2)		(1)
Payments to external funds	(368)	(273)	(852)
Amounts used	(2,551)	(3,000)	(2,151)
Transfer, exchange differences and other changes	443	(1,044)	(131)
Balances at end of year	13,225	14,489	14,459
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Balances at beginning of year	6,345	6,576	6,356
Net inclusion of entities in the Group		59	11
Additions charged to income	38	237	227
Provision for pension interest expense	165	175	170
Staff costs	78	82	73
Extraordinary provisions	(205)	(20)	(16)
Addition	7	2	24
Release	(212)	(22)	(40)
Other additions arising from insurance contracts linked to pensions	(7)	(7)	(3)
Changes in value recognized in equity	(482)	369	1,275
Payments to pensioners and pre-retirees with a charge to internal provisions	(332)	(355)	(367)
Benefits paid or payable		(260)	(20)
Insurance premiums paid	(2)		(1)
Payments to external funds	(368)	(273)	(852)
Transfer, exchange differences and other changes	366	(1)	(50)
Balances at end of year	5,558	6,345	6,576
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Balances at beginning of year	1,686	1,712	1,916
Net inclusion of entities in the Group		184	8
Additions charged to income	251	293	368
Provision for pension interest expense	21	23	31
Staff costs	6	6	8
Extraordinary provisions	224	264	329
Addition	227	264	377
Release	(3)		(48)
Payments to pensioners and pre-retirees with a charge to internal provisions	(625)	(498)	(603)
Transfer, exchange differences and other changes	(73)	(5)	23
Balances at end of year	1,239	1,686	1,712
Provision for contingent liabilities and commitments
Disclosure of provision matrix [line items]
Balances at beginning of year	617	459	618
Net inclusion of entities in the Group		146	(4)
Additions charged to income	(49)	(49)	(40)
Extraordinary provisions	(49)	(49)	(40)
Addition	455	606	226
Release	(504)	(655)	(266)
Amounts used	(3)	(3)	(2)
Transfer, exchange differences and other changes	17	64	(113)
Balances at end of year	779	617	459
Other combined provisions
Disclosure of provision matrix [line items]
Balances at beginning of year	5,841	5,712	5,604
Net inclusion of entities in the Group	(30)	1,365	13
Additions charged to income	2,253	2,863	2,235
Extraordinary provisions	2,253	2,863	2,235
Addition	4,612	3,855	3,024
Release	(2,359)	(992)	(789)
Amounts used	(2,548)	(2,997)	(2,149)
Transfer, exchange differences and other changes	133	(1,102)	9
Balances at end of year	€ 5,649	€ 5,841	€ 5,712